Shareholder Report, Line Graph (Details) 192135_The Brinsmere Fund - Conservative ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	Jan. 12, 2024	Sep. 30, 2025
The Brinsmere Fund - Conservative ETF
Account Value [Line Items]
Line Graph and Table Measure Name			The Brinsmere Fund - Conservative ETF NAV
Accumulated Value	$ 11,062	$ 10,000	$ 11,743
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	12,166	10,000	$ 14,307
S&P Target Risk Moderate Index (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Moderate Index (TR)
Accumulated Value	$ 11,043	$ 10,000	$ 12,033